UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09837

Tax-Managed Multi-Cap Growth Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	October 31

Date of Reporting Period:	January 31, 2008

Item 1. Schedule of Investments

Tax-Managed Multi-Cap Growth Portfolio	as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.3%

Security	Shares	Value
Aerospace & Defense — 2.3%
Ceradyne, Inc. (1)	93,000	$4,477,950
		$4,477,950
Biotechnology — 2.0%
Genzyme Corp. (1)	51,000	$3,984,630
		$3,984,630
Capital Markets — 1.0%
Affiliated Managers Group, Inc. (1) (2)	19,000	$1,867,890
FCStone Group, Inc. (1)	60	2,661
		$1,870,551
Commercial Banks — 0.4%
Banco Itau Holding Financeira SA ADR	34,774	$809,539
		$809,539
Commercial Services & Supplies — 0.0%
Manpower, Inc.	1,000	$56,260
TeleTech Holdings, Inc. (1)	1,000	19,730
		$75,990
Communications Equipment — 3.6%
Research In Motion, Ltd. (1)	63,265	$5,939,318
Riverbed Technology, Inc. (1)	52,000	1,162,200
		$7,101,518
Computer Peripherals — 3.5%
Apple, Inc. (1)	28,100	$3,803,616
Brocade Communications Systems, Inc. (1)	282,000	1,942,980
Synaptics, Inc. (1)	38,000	1,007,000
		$6,753,596
Construction & Engineering — 3.2%
Foster Wheeler, Ltd. (1)	83,200	$5,696,704
Northwest Pipe Co. (1) (2)	13,000	538,720
		$6,235,424
Containers & Packaging — 1.3%
Owens-Illinois, Inc. (1)	49,100	$2,474,640
		$2,474,640
Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc. (1)	100	$4,257
Capella Education Co. (1) (2)	100	6,308
Sotheby’s Holdings, Inc., Class A	27,000	838,890
		$849,455
Diversified Telecommunication Services — 0.0%
Maxcom Telecomunicaciones SAB de CV ADR (1)	39	$487
		$487
Electrical Equipment — 3.9%
JA Solar Holdings Co., Ltd. ADR (1)	88,000	$4,473,040
Solaria Energia y Medio Ambiente SA (1)	78,279	1,918,157
Suntech Power Holdings Co., Ltd. ADR (1)	23,400	1,280,682
		$7,671,879
Energy Equipment & Services — 2.7%
Diamond Offshore Drilling, Inc.	47,000	$5,307,710
		$5,307,710

Food & Staples Retailing — 0.0%
Shoppers Drug Mart Corp.	64	$3,117
		$3,117
Food Products — 1.0%
Reddy Ice Holdings, Inc.	90,000	$2,018,700
		$2,018,700
Health Care Equipment & Supplies — 0.0%
Thoratec Corp. (1) (2)	625	$10,000
		$10,000
Health Care Providers & Services — 1.0%
Healthways, Inc. (1) (2)	34,500	$1,942,350
Henry Schein, Inc. (1)	1,000	58,130
		$2,000,480
Hotels, Restaurants & Leisure — 1.0%
Starbucks Corp. (1)	99,948	$1,890,017
		$1,890,017
Household Durables — 6.0%
Centex Corp.	79,000	$2,194,620
Garmin, Ltd.	39,500	2,849,925
Hovnanian Enterprises, Inc. (1)	128,000	1,265,920
Lennar Corp., Class A (2)	135,000	2,781,000
Pulte Homes, Inc.	168,000	2,745,120
Standard-Pacific Corp. (2)	100	381
		$11,836,966
Industrial Conglomerates — 0.0%
McDermott International, Inc. (1)	200	$9,436
		$9,436
Insurance — 0.0%
Admiral Group PLC	1,000	$19,699
Progressive Corp.	400	7,424
		$27,123
Internet & Catalog Retail — 2.1%
Priceline.com, Inc. (1) (2)	37,300	$4,047,796
		$4,047,796
Internet Software & Services — 3.1%
Ariba, Inc. (1)	50,000	$498,500
Bankrate, Inc. (1)	40,000	2,169,200
DealerTrack Holdings, Inc. (1)	100	2,696
Equinix, Inc. (1) (2)	500	37,765
Google, Inc., Class A (1)	5,729	3,232,875
Omniture, Inc. (1) (2)	1,000	24,720
Switch & Data Facilities Co., Inc. (1) (2)	9,666	106,326
VeriSign, Inc. (1)	100	3,392
		$6,075,474
Investment Services — 1.1%
Aberdeen Asset Mgmt PLC Foreign	7,000	$20,032
Lazard, Ltd., Class A	55,000	2,173,600
		$2,193,632
IT Services — 2.2%
Euronet Worldwide, Inc. (1)	80,000	$2,115,200
Mastercard, Inc., Class A	11,000	2,277,000
WNS Holdings, Ltd. ADR (1)	52	905
		$4,393,105
Machinery — 2.9%
Flowserve Corp.	27,800	$2,282,936
Joy Global, Inc.	18,000	1,134,900
Titan International, Inc.	77,000	2,193,730
		$5,611,566

Marine — 0.7%
American Commercial Lines, Inc. (1) (2)	66,000	$1,337,160
		$1,337,160
Media — 0.3%
Central European Media Enterprises, Ltd., Class A (1)	4,450	$421,815
CTC Media, Inc. (1) (2)	3,830	102,223
		$524,038
Metals & Mining — 7.5%
Coeur d'Alene Mines Corp. (1)	68	$311
Gammon Gold, Inc. (1)	383,016	2,631,320
Golden Star Resources, Ltd. (1) (2)	1,087,000	4,337,130
Roca Mines, Inc. (1) (2)	152,739	372,682
Thompson Creek Metals Co., Inc. (1)	388,529	6,296,929
United States Steel Corp.	10,000	1,021,100
Western Copper Corp. (1)	110,000	88,375
		$14,747,847
Multiline Retail — 2.3%
Big Lots, Inc. (1) (2)	131,000	$2,274,160
Dollar Tree Stores, Inc. (1)	78,000	2,184,780
		$4,458,940
Oil, Gas & Consumable Fuels — 15.1%
Alon USA Energy, Inc. (2)	1,000	$18,200
Arch Coal, Inc.	65,131	2,865,764
CNX Gas Corp. (1) (2)	40,000	1,368,000
ConocoPhillips	12,500	1,004,000
CONSOL Energy, Inc.	17,442	1,273,266
Goodrich Petroleum Corp. (1) (2)	128,134	2,551,148
Hess Corp.	93,400	8,483,522
Massey Energy Co.	102,454	3,809,240
Patriot Coal Corp. (1)	2,250	89,437
Peabody Energy Corp.	41,739	2,254,741
Quicksilver Resources, Inc. (1)	18,000	1,022,940
Rosetta Resources, Inc. (1)	58,000	1,016,740
SandRidge Energy, Inc. (1) (2)	18,199	553,796
Sunoco Inc.	26,000	1,617,200
Tesoro Corp.	40,000	1,562,000
W&T Offshore, Inc. (2)	1,000	28,290
		$29,518,284
Personal Products — 1.1%
Bare Escentuals, Inc. (1) (2)	92,000	$2,193,280
Herbalife, Ltd.	86	3,412
		$2,196,692
Pharmaceuticals — 3.6%
Abbott Laboratories	100	$5,630
Elan Corp. PLC Sponsored ADR (1)	189,000	4,802,490
Flamel Technologies SA Sponsored ADR (1)	100	939
Perrigo Co.	14,000	431,760
Shire Pharmaceuticals Group PLC ADR	35,000	1,884,750
		$7,125,569
Real Estate Investment Trusts (REITs) — 5.7%
Annaly Capital Management, Inc. (2)	528,396	$10,419,969
MFA Mortgage Investments, Inc.	66,221	675,454
		$11,095,423
Real Estate Management & Development — 0.1%
Move, Inc. (1)	1,013	$2,431
Xinyuan Real Estate Co., Ltd., Sponsored ADR (1) (2)	9,825	129,199
		$131,630

Semiconductors & Semiconductor Equipment — 7.7%
Atheros Communications, Inc. (1)	64,000	$1,747,840
Cavium Networks, Inc. (1)	100	1,911
MEMC Electronic Materials, Inc. (1)	85,500	6,109,830
Renesola, Ltd. (1)	691,000	4,409,136
Renesola, Ltd., Sponsored ADR (1)	221,000	2,718,300
Tessera Technologies, Inc. (1)	500	19,585
		$15,006,602
Software — 0.5%
Nintendo Co., Ltd.	2,000	$1,011,557
		$1,011,557
Specialty Retail — 5.2%
AutoNation, Inc. (1)	50,000	$814,000
CarMax, Inc. (1) (2)	500	11,150
Coldwater Creek, Inc. (1) (2)	266,500	1,713,595
DSW, Inc., Class A (1) (2)	51,500	950,690
Group 1 Automotive, Inc.	30,000	793,200
Men's Wearhouse, Inc. (The)	31,000	790,190
PetSmart, Inc.	43,000	983,410
Pier 1 Imports, Inc. (1)	357,431	2,448,402
Sonic Automotive, Inc.	38,000	761,900
TJX Companies, Inc. (The)	30,000	946,800
		$10,213,337
Textiles, Apparel & Luxury Goods — 3.3%
Coach, Inc. (1)	63,966	$2,050,110
Crocs, Inc. (1) (2)	127,500	4,435,725
		$6,485,835
Thrifts & Mortgage Finance — 0.5%
BankUnited Financial Corp., Class A (2)	94	$557
Freddie Mac	33,000	1,002,870
		$1,003,427
Wireless Telecommunication Services — 2.0%
China Mobile, Ltd. ADR	1,000	$75,600
Millicom International Cellular SA (1)	29,455	3,120,463
NII Holdings, Inc., Class B (1)	16,615	708,796
Philippine Long Distance Telephone Co. Sponsored ADR	1,000	75,250
		$3,980,109
Total Common Stocks (identified cost $164,802,820)		$196,567,231
Short-Term Investments — 17.5%

	Shares/Interest
Description	(000's omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 4.41% (3) (4)	33,106	$33,106,103
Investment in Cash Management Portfolio, 4.32% (3)	$1,261	1,261,190
Total Short-Term Investments (identified cost $34,367,293)		$34,367,293
Total Investments — 117.8% (identified cost $199,170,113)		$230,934,524
Other Assets, Less Liabilities — (17.8)%		$(34,955,985)
Net Assets — 100.0%		$195,978,539

ADR	—	American Depository Receipt

(1)		Non-income producing security.

(2)		All or a portion of this security was on loan at January 31, 2008.

(3)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2008. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the Investment in Cash Management Porfolio for the fiscal year to date ended January 31, 2008 were $554,386 and $151,496, respectively.

(4)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at January 31, 2008. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of January 31, 2008, the Portfolio loaned securities having a market value of $31,454,280 and received $33,106,103 of cash collateral for the loans.

The Portfolio did not have any open financial instruments at January 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$199,567,575
Gross unrealized appreciation	$37,171,607
Gross unrealized depreciation	(5,804,658)
Net unrealized appreciation	$31,366,949

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Multi-Cap Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	March 11, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	March 11, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	March 11, 2008